POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT OBLIGATIONS AND PLAN ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 114		$ 128
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(40)		(43)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(6,027)		(5,684)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(5,953)		(5,599)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(4,049)		(4,010)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	353		261
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	13,573	[1],[2]	12,229	[1],[2]
Service cost	300	[2]	267	[2]	270
Defined Benefit Plan, Interest Cost	560	[2]	611	[2]	588
Participants' contributions	20	[2]	22	[2]
Amendments	104	[2]	(44)	[2]
Defined Benefit Plan, Actuarial Gain (Loss)	473	[2]	1,911	[2]
Acquisitions (divestitures)	51	[2]	(17)	[2]
Defined Benefit Plan, Special Termination Benefits	(39)	[2]	0	[2]	0
Currency translation and other	(4)	[2]	(847)	[2]
Benefit payments	(602)	[2]	(559)	[2]
BENEFIT OBLIGATION AT END OF YEAR	14,514	[1],[2]	13,573	[1],[2]	12,229	[1],[2]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	7,974	[2]	7,962	[2]
Actual return on plan assets	796	[2]	459	[2]
Acquisitions (divestitures)	59		0
Employer contributions	391	[2]	485	[2]
Participants' contributions	20	[2]	22	[2]
Currency translation and other	(77)	[2]	(395)	[2]
ESOP debt impacts	0	[2],[3]	0	[2],[3]
Benefit payments	(602)	[2]	(559)	[2]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	8,561	[2]	7,974	[2]	7,962	[2]
FUNDED STATUS	(5,953)	[2]	(5,599)	[2]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	4,402		4,271
Other Retiree Benefits
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(23)		(23)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,713)		(3,270)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,736)		(3,293)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(1,772)		(3,565)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(54)		(75)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	6,006	[1],[4]	4,886	[1],[4]
Service cost	190	[4]	142	[4]	146
Defined Benefit Plan, Interest Cost	260	[4]	276	[4]	270
Participants' contributions	66	[4]	68	[4]
Amendments	0	[4]	0	[4]
Defined Benefit Plan, Actuarial Gain (Loss)	(1,022)	[4]	957	[4]
Acquisitions (divestitures)	0	[4]	0	[4]
Defined Benefit Plan, Special Termination Benefits	(18)	[4]	(27)	[4]	(3)
Currency translation and other	5	[4]	(95)	[4]
Benefit payments	(234)	[4]	(255)	[4]
BENEFIT OBLIGATION AT END OF YEAR	5,289	[1],[4]	6,006	[1],[4]	4,886	[1],[4]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	2,713	[4]	2,975	[4]
Actual return on plan assets	954	[4]	(126)	[4]
Acquisitions (divestitures)	0		0
Employer contributions	23	[4]	24	[4]
Participants' contributions	66	[4]	68	[4]
Currency translation and other	0	[4]	0	[4]
ESOP debt impacts	31	[3],[4]	27	[3],[4]
Benefit payments	(234)	[4]	(255)	[4]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	3,553	[4]	2,713	[4]	2,975	[4]
FUNDED STATUS	(1,736)	[4]	(3,293)	[4]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 1,718		$ 3,490

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily non-U.S.-based defined benefit retirement plans.
[3]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[4]	Primarily U.S.-based other postretirement benefit plans.